Vanguard® Real Estate II Index Fund
Schedule of Investments (unaudited)
As of October 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (92.0%)
Data Center REITs (9.5%)
	Equinix Inc.	609,589	553,556
	Digital Realty Trust Inc.	2,084,302	371,485
			925,041
Diversified REITs (1.9%)
	WP Carey Inc.	1,405,640	78,322
	Essential Properties Realty Trust Inc.	1,126,068	35,685
	Broadstone Net Lease Inc.	1,211,465	21,310
	Global Net Lease Inc.	1,256,738	9,790
	Empire State Realty Trust Inc. Class A	894,470	9,481
	Alexander & Baldwin Inc.	466,145	8,675
	American Assets Trust Inc.	312,866	8,432
	Armada Hoffler Properties Inc.	502,526	5,442
	Gladstone Commercial Corp.	256,641	4,041
	One Liberty Properties Inc.	109,086	2,912
	NexPoint Diversified Real Estate Trust	219,553	1,175
			185,265
Health Care REITs (11.6%)
	Welltower Inc.	3,840,367	517,989
	Ventas Inc.	2,599,837	170,263
	Alexandria Real Estate Equities Inc.	912,980	101,843
	Healthpeak Properties Inc.	4,520,387	101,483
	Omega Healthcare Investors Inc.	1,586,940	67,397
	Healthcare Realty Trust Inc. Class A	2,432,226	41,786
	CareTrust REIT Inc.	912,853	29,823
	Sabra Health Care REIT Inc.	1,487,716	28,862
	National Health Investors Inc.	279,142	21,396
[1]	Medical Properties Trust Inc.	3,854,063	17,844
	LTC Properties Inc.	278,949	10,656
	Diversified Healthcare Trust	1,080,807	3,858
	Global Medical REIT Inc.	398,933	3,626
	Community Healthcare Trust Inc.	178,388	3,347
	Universal Health Realty Income Trust	84,196	3,331
			1,123,504
Hotel & Resort REITs (2.2%)
	Host Hotels & Resorts Inc.	4,528,116	78,065
	Ryman Hospitality Properties Inc.	365,391	39,115
	Apple Hospitality REIT Inc.	1,480,165	21,862
	Park Hotels & Resorts Inc.	952,348	13,228
	Sunstone Hotel Investors Inc.	1,243,197	12,544
	DiamondRock Hospitality Co.	1,349,807	11,568
	Xenia Hotels & Resorts Inc.	654,625	9,276
	Pebblebrook Hotel Trust	773,078	9,261
	RLJ Lodging Trust	1,000,291	8,853
	Summit Hotel Properties Inc.	693,738	4,246
	Service Properties Trust	1,062,813	3,401
	Chatham Lodging Trust	314,329	2,483
			213,902
Industrial REITs (10.6%)
	Prologis Inc.	5,946,812	671,633
	Rexford Industrial Realty Inc.	1,399,386	60,020
	EastGroup Properties Inc.	309,269	52,971
	First Industrial Realty Trust Inc.	850,125	44,623
	Americold Realty Trust Inc.	1,732,974	44,503
	STAG Industrial Inc.	1,169,254	43,590
	Terreno Realty Corp.	621,045	37,232
	Lineage Inc.	353,249	26,154
	Innovative Industrial Properties Inc.	182,080	23,523
	LXP Industrial Trust	1,890,301	17,844
	Plymouth Industrial REIT Inc.	261,654	5,317
			1,027,410

		Shares	Market Value ($000)
Multi-Family Residential REITs (8.4%)
	AvalonBay Communities Inc.	913,221	202,379
	Equity Residential	2,190,617	154,154
	Essex Property Trust Inc.	412,399	117,063
	Mid-America Apartment Communities Inc.	750,362	113,560
	UDR Inc.	2,009,347	84,774
	Camden Property Trust	684,168	79,220
	Independence Realty Trust Inc.	1,446,275	28,376
	Elme Communities	564,612	9,525
	Veris Residential Inc.	476,548	7,849
*	Apartment Investment & Management Co. Class A	837,482	7,068
	Centerspace	95,772	6,671
	NexPoint Residential Trust Inc.	149,090	6,210
			816,849
Office REITs (3.5%)
	BXP Inc.	958,407	77,209
	Vornado Realty Trust	1,039,831	43,059
	SL Green Realty Corp.	416,423	31,486
	Cousins Properties Inc.	977,192	29,931
	Kilroy Realty Corp.	716,589	28,821
	COPT Defense Properties	724,117	23,317
	Highwoods Properties Inc.	681,413	22,855
	Douglas Emmett Inc.	1,076,546	19,152
*	Equity Commonwealth	689,439	13,644
	JBG SMITH Properties	539,238	9,167
	Easterly Government Properties Inc. Class A	628,343	8,520
	Piedmont Office Realty Trust Inc. Class A	795,733	7,910
	Brandywine Realty Trust	1,107,476	5,615
	Paramount Group Inc.	1,114,472	5,405
	Hudson Pacific Properties Inc.	814,227	3,518
	Peakstone Realty Trust	233,309	3,061
	NET Lease Office Properties	95,221	2,860
	City Office REIT Inc.	256,722	1,314
	Orion Office REIT Inc.	321,853	1,201
	Office Properties Income Trust	314,543	500
			338,545
Other Specialized REITs (7.0%)
	Iron Mountain Inc.	1,882,770	232,955
	VICI Properties Inc. Class A	6,700,365	212,804
	Gaming & Leisure Properties Inc.	1,743,874	87,525
	Lamar Advertising Co. Class A	563,851	74,428
	EPR Properties	486,468	22,071
	Four Corners Property Trust Inc.	590,782	16,282
	Outfront Media Inc.	852,337	15,137
	Uniti Group Inc.	1,524,082	7,727
	Safehold Inc.	298,194	6,346
	Farmland Partners Inc.	293,253	3,434
	Gladstone Land Corp.	218,706	2,850
			681,559
Retail REITs (13.2%)
	Simon Property Group Inc.	2,093,503	354,053
	Realty Income Corp.	5,292,995	314,245
	Kimco Realty Corp.	4,329,875	102,705
	Regency Centers Corp.	1,127,366	80,539
	Federal Realty Investment Trust	479,513	53,149
	Brixmor Property Group Inc.	1,935,171	52,153
	NNN REIT Inc.	1,177,584	51,154
[1]	Agree Realty Corp.	646,373	47,993
	Kite Realty Group Trust	1,410,534	36,208
	Phillips Edison & Co. Inc.	786,509	29,738
	Macerich Co.	1,386,647	25,930
	Tanger Inc.	702,889	23,357
	Urban Edge Properties	763,084	16,971
	Acadia Realty Trust	662,726	16,230
	InvenTrust Properties Corp.	487,473	14,356
*	Curbline Properties Corp.	605,710	13,707
	Retail Opportunity Investments Corp.	818,887	12,693
	Getty Realty Corp.	328,940	10,326

		Shares	Market Value ($000)
	NETSTREIT Corp.	471,352	7,306
	SITE Centers Corp.	302,433	4,824
	Whitestone REIT	273,120	3,764
	Alexander's Inc.	14,743	3,347
	Saul Centers Inc.	84,612	3,312
	CBL & Associates Properties Inc.	81,584	2,158
*,2	Spirit MTA REIT	257,871	23
			1,280,241
Self-Storage REITs (6.7%)
	Public Storage	1,015,810	334,262
	Extra Space Storage Inc.	1,359,911	222,074
	CubeSmart	1,444,932	69,126
	National Storage Affiliates Trust	457,890	19,300
			644,762
Single-Family Residential REITs (4.1%)
	Invitation Homes Inc.	3,934,339	123,578
	Sun Communities Inc.	800,534	106,215
	Equity LifeStyle Properties Inc.	1,137,894	79,789
	American Homes 4 Rent Class A	2,113,705	74,487
	UMH Properties Inc.	431,175	8,041
			392,110
Telecom Tower REITs (11.3%)
	American Tower Corp.	2,999,450	640,502
	Crown Castle Inc.	2,791,005	300,005
	SBA Communications Corp.	690,133	158,365
			1,098,872
Timber REITs (2.0%)
	Weyerhaeuser Co.	4,682,568	145,909
	Rayonier Inc.	908,778	28,381
	PotlatchDeltic Corp.	511,164	21,249
			195,539
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,239,937)			8,923,599
Real Estate Management & Development (7.6%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	224,814	11,623
	RMR Group Inc. Class A	100,976	2,430
*	Tejon Ranch Co.	129,040	2,053
			16,106
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	209,863	15,958
*	Forestar Group Inc.	130,123	4,108
			20,066
Real Estate Operating Companies (0.1%)
	Kennedy-Wilson Holdings Inc.	709,461	7,584
*	Seritage Growth Properties Class A	215,101	902
			8,486
Real Estate Services (7.1%)
*	CBRE Group Inc. Class A	1,970,753	258,110
*	CoStar Group Inc.	2,623,922	190,995
*	Jones Lang LaSalle Inc.	305,540	82,789
*	Zillow Group Inc. Class C	1,009,486	60,660
*	Zillow Group Inc. Class A	355,231	20,621
*	Cushman & Wakefield plc	1,471,601	19,940
*	Compass Inc. Class A	2,594,217	16,473
	Newmark Group Inc. Class A	922,739	13,832
*	Redfin Corp.	767,079	7,955
*	Opendoor Technologies Inc.	3,777,699	6,611
[1]	eXp World Holdings Inc.	488,397	6,506
	Marcus & Millichap Inc.	161,111	6,096
*	Anywhere Real Estate Inc.	640,222	2,471
			693,059
Total Real Estate Management & Development (Cost $670,412)			737,717

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund (Cost $51,977)	4.834%	519,825	51,977
Total Investments (100.2%) (Cost $7,962,326)				9,713,293
Other Assets and Liabilities—Net (-0.2%)				(14,762)
Net Assets (100%)				9,698,531
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,234,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $16,339,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alexandria Real Estate Equities Inc.	1/31/25	CITNA	11,638	(4.839)	—	(625)
Park Hotels & Resorts Inc.	1/31/25	GSI	5,740	(4.794)	—	(196)
Realty Income Corp.	8/29/25	BANA	19,026	(4.939)	—	(1,214)
					—	(2,035)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,661,293	—	23	9,661,316
Temporary Cash Investments	51,977	—	—	51,977
Total	9,713,270	—	23	9,713,293

Derivative Financial Instruments
Liabilities
Swap Contracts	—	(2,035)	—	(2,035)